Related Party Transactions (Details) € in Millions						12 Months Ended
	Jan. 01, 2015 USD ($)	Dec. 16, 2013 USD ($)	Jan. 02, 2012	Dec. 16, 2011	Feb. 08, 2010 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Jan. 01, 2013 EUR (€)
Related Party Transactions
Monthly advances on account of the vessels' operating expenses										$ 19,007,000			$ 10,597,000
Manager
Related Party Transactions
Adjusted management fees per day	$ 850	$ 800			$ 675
Adjusted management fees per vessel per day for vessels on bareboat charter	425	400			340
Adjusted management fees per vessel per day for vessels on time charter	$ 850	$ 800			675
Flat management fees per newbuilding vessel for the supervision of newbuilding contracts					$ 725,000
Management fee on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)	1.25%	1.00%		0.75%
Adjusted management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	0.50%	1.25%	1.00%
Fee for providing services of executive officers | €									€ 1.0		€ 0.5	€ 1.5		€ 1.4
Management fee based on the contract price of any vessel bought or sold (excluding newbuildings) (as a percent)			0.50%
Management fees incurred shown under General and administrative expenses						$ 17,400,000	$ 16,300,000	$ 15,000,000
Management commissions incurred shown under Voyage expenses						6,900,000	7,000,000	5,800,000
The Swedish Club
Related Party Transactions
Premiums paid						$ 6,300,000	$ 8,500,000	$ 9,600,000